CONSOLIDATED STATEMENTS OF CASHFLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 342,082	$ 46,866	¥ 640,831	¥ 643,009
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation				7,181
Depreciation and amortization	29,467	4,037	30,648	46,684
Non-cash lease expenses	18,126	2,483	23,652	26,878
Gain from early termination of operating leases (Note 17)	(1,310)	(179)	(27,176)
Loss/(gain) on disposal of property and equipment	(18)	(2)	(104)	1,662
(Gain)/loss from equity method investments	13,512	1,851	10,084	(6,453)
Impairment loss on deferred costs	4,158	570	1,400
Loss/(gain) from fair value change of long-term investments	(1,608)	(220)	(1,948)	391
Impairment loss on long-term investments	0	0	61	500
(Gain)/loss from disposal of subsidiaries	838	115	(43,715)	(1,390)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,308	727	(13,114)	77,751
Deferred costs	18,093	2,479	37,278	76,648
Right-of-use asset	8,850	1,212	142,347	60,814
Deferred tax assets	(24,699)	(3,384)	26,799	12,466
Other non-current assets	(832)	(114)	3,089	4,180
Accrued expenses and other current liabilities	(4,828)	(661)	35,107	(178,944)
Deferred revenue	(193,986)	(26,576)	(553,803)	(656,974)
Lease liabilities	(19,931)	(2,731)	(168,621)	(84,534)
Deferred tax liabilities	1,982	272	(2,242)	(15,798)
Other non-current liabilities	315	43	225	(4,927)
Net cash generated from operating activities	195,519	26,788	140,798	9,144
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for long-term investments	(235,255)	(32,230)	(1,958)	(13,107)
Proceeds received from disposal of long-term investments	1,029	141	5,920
Purchase of short-term investments	(1,738,749)	(238,208)	(773,250)	(1,244,636)
Proceeds from maturity of short-term investments	1,607,118	220,174	701,650	1,357,856
Acquisition of property and equipment	(259)	(35)	(5,763)	(3,243)
Acquisition of intangible assets	(147)	(20)	(595)
Proceeds from disposal of property and equipment	39	5	118	75
Disposal of subsidiaries, net of cash received	(67)	(9)	(317)	(886)
Repayment of employee loans	7,431	1,018	2,377	123
Net cash generated from/(used in) investing activities	(358,860)	(49,164)	(71,818)	96,182
CASH FLOWS FROM FINANCING ACTIVITIES
Payment for cash dividend			(31,254)	(32,562)
Share repurchase	(10,949)	(1,500)	(4,750)	(6,742)
Proceeds from exercise of share options				10,047
Repayment of bank loans	(101,779)	(13,944)	(38,654)	(38,654)
Net cash used in financing activities	(112,728)	(15,444)	(74,658)	(67,911)
Effect of exchange rate changes	16,920	2,317	14,652	43,266
Net increase/(decrease) in cash, cash equivalents and restricted cash	(259,149)	(35,503)	8,974	80,681
Cash, cash equivalents and restricted cash at beginning of the year	766,378	104,993	757,404	676,723
Cash, cash equivalents and restricted cash at end of the year	507,229	69,490	766,378	757,404
Supplemental schedule of non-cash investing activities:
Payables for leasehold improvement and intangible assets	796	109	1,108	4,436
Supplemental disclosure of cash flow information:
Interest paid	5,509	755	7,780	10,193
Income tax paid	8,866	$ 1,215	11,225	13,615
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	507,229		763,800	753,642
Restricted cash			2,578	3,762
Total cash, cash equivalents and restricted cash	¥ 507,229		¥ 766,378	¥ 757,404